LONG-TERM DEBT, NET (2020 Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt [Line Items]
Total long-term debt		$ 1,600,129	$ 1,450,128
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt	$ 500,000
Purchase price as percentage of principal	100.00%
Maturity date		Jul. 15, 2025
Interest rate per annum	6.00%
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member] | Prior to July 15, 2022 [Member]
Long-term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt	$ 500,000
Purchase price as percentage of principal	100.00%
Maturity date		Jan. 15, 2028
Interest rate per annum	6.50%
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member] | Prior to July 15, 2023 [Member]
Long-term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%
2020 Studio City Notes [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Net assets restricted from distribution		$ 1,288,000